Basis of preparation and changes to Group's accounting policies (Tables)	6 Months Ended
Jun. 30, 2020
Basis of preparation and changes to Group's accounting policies
New standards and interpretations applied for the first time

New standards and interpretations applied for the first time

The following amendments to standards and new or amended interpretations are effective for annual periods beginning on or after January 1, 2020, and have been applied  in preparing these financial statements:

Standard/interpretation	Effective Date

Amendments to References to the Conceptional Framework	January 1, 2020
Amendments to IAS 1 and IAS 8: Definition of Material	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform	January 1, 2020
Amendments to IFRS 3 Business Combination	January 1, 2020
Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions	June 1, 2020

None of the amendments to standards and new or amended interpretations had a material effect on the interim financial statements.

New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

The following standards, amendments to standards and interpretations are effective for annual periods beginning after December 31, 2019 and have not been applied in preparing these consolidated financial statements.

Standard/interpretation	Effective Date

Amendments to IAS 1 Presentation of Financial Statements:
Classification of Liabilities as Current or Non-current	January 1, 2022
Amendments to IFRS 3 Business Combinations	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment	January 1, 2022
Amendments to AS 37 Provisions, Contingent Liabilities and Contingent Assets	January 1, 2022
Annual Improvements 2018-2020	January 1, 2022